Segment Information - Schedule of Geographical Information (Detail) - TWD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets [abstract]
Total non-current assets	$ 19,701,832	$ 21,124,011
ROC [member]
Non-current assets [abstract]
Total non-current assets	19,681,783	21,120,719
PRC [member]
Non-current assets [abstract]
Total non-current assets	1,551	2,861
Others [Member]
Non-current assets [abstract]
Total non-current assets	$ 18,498	$ 431